SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants and warrants units outstanding
Type	Issuance Date	Number of warrants	Exercise price	Exercisable through

PIPE warrants	March 11, 2021	232,500	$5,520.0	September 10, 2026
December 2023 warrants	December 28, 2023	32,753	$427.2	December 28, 2028
Warrants issued to underwriters	April 15, 2024	350,000	$120.0	April 15, 2029
Warrants issued to underwriters	September 11,2024	69,251	$40.0	September 11,2029
Warrants issued to underwriters	December 18, 2024	34,625	$40.0	December 18, 2029
Warrant-A issued to BladeRanger	March 5, 2025	1,087,565	$15.5	September 5, 2030
Warrant-B issued to BladeRanger	March 5, 2025	1,087,565	$32.0	September 5, 2030
TOTAL		2,894,259

Schedule of information about share options that were granted
	2026	2025
Expected term (years)	-	5.00-5.81
Risk-free interest rates	-%	4.50%
Volatility	-%	117-120%
Dividend yield	-	-
Exercise price	$-	$0.05-15.75

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2025	43,551	$42.36	9.15
Options granted	-	-	-
Options exercised	-	-	-
Options expired	(3,020)	9.95	8.99
Options outstanding as of June 30, 2026	40,531	$44.77	8.64

Options exercisable as of June 30, 2026	28,807	$57.94	8.54